Summary of Significant Accounting Policies (Tables) - CANTOR EQUITY PARTNERS II, INC.	3 Months Ended
Mar. 31, 2026
Class of Stock [Line Items]
Schedule of Temporary Equity
As of March 31, 2026 and December 31, 2025, the Class A ordinary shares subject to possible redemption, as presented in the accompanying consolidated balance sheets, are reconciled in the following table:

Gross proceeds	$240,000,000
Less:
Issuance costs allocated to Class A ordinary shares subject to possible redemption	(5,302,338)
Plus:
Accretion of carrying value to redemption value	15,519,715
Class A ordinary shares subject to possible redemption, December 31, 2025	$250,217,377
Plus:
Accretion of carrying value to redemption value	2,135,811
Class A ordinary shares subject to possible redemption, March 31, 2026	$252,353,188
As of December 31, 2025 and 2024, the Class A ordinary shares subject to possible redemption, as presented in the accompanying consolidated balance sheets, are reconciled in the following table:

Class A ordinary shares subject to possible redemption, December 31, 2024	$—
Gross proceeds	240,000,000
Less:
Issuance costs allocated to Class A ordinary shares subject to possible redemption	(5,302,338)
Plus:
Accretion of carrying value to redemption value	15,519,715
Class A ordinary shares subject to possible redemption, December 31, 2025	$250,217,377

Schedule of Earnings Per Share, Basic and Diluted
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share:

	For the Three Months Ended March 31, 2026			For the Three Months Ended March 31, 2025
	Class A – Public shares	Class A – Private placement shares	Class B – Ordinary shares	Class A – Public shares	Class A – Private placement shares	Class B – Ordinary shares
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$1,880,766	$45,452	$470,192	$—	$—	$(27,148)
Denominator:
Basic and diluted weighted average number of ordinary shares outstanding	24,000,000	580,000	6,000,000	—	—	6,000,000
Basic and diluted net income (loss) per ordinary share	$0.08	$0.08	$0.08	$—	$—	$—
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share:

	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	Class A –Public shares	Class A –Private placement shares	Class B – Ordinary shares	Class A –Public shares	Class A –Private placement shares	Class B –Ordinary shares
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$12,486	$302	$4,728	$—	$—	$(70,682)
Denominator:
Basic and diluted weighted average number of ordinary shares outstanding	15,846,575	382,959	6,000,000	—	—	6,000,000
Basic and diluted net income (loss) per ordinary share	$0.00	$0.00	$0.00	$—	$—	$(0.01)